Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 95	$ 100
Deferred tax assets	133	262
Property and equipment	5,156	221
Government grants receivable	668	194
Tax receivables	1,553
Leasehold deposits	194	238
Total non-current assets	7,799	1,015
Current assets
Prepayments and other receivables	2,197	1,553
Deferred offering costs	457	1,729
Government grants receivable	386	418
Tax receivables	1,333	1,416
Cash and cash equivalents	11,944	5,834
Total current assets	16,317	10,950
TOTAL ASSETS	24,116	11,965
EQUITY AND LIABILITIES
Share capital	3,132	2,648
Other reserves	55,658	31,669
Accumulated deficit	(42,140)	(27,279)
Total equity	16,650	7,038
Non-current liabilities
Lease liabilities	2,287
Loan from lessor, non-current	1,100
Provisions	157
Total non-current liabilities	3,544
Current liabilities
Lease liabilities	319	20
Loan from lessor, current	159
Trade payables	538	2,646
Other payables	2,906	2,261
Total current liabilities	3,922	4,927
Total liabilities	7,466	4,927
TOTAL EQUITY AND LIABILITIES	$ 24,116	$ 11,965